Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation
Schedule of valuation of stock options using Binomial option pricing model to estimate fair value

For the year ended December 31,
	2015	2016	2017

Stock options:
Contractual term (in years)	10.00-10.00	10.00-10.00	9.50-10.00
Expected volatility	54.2%-55.4%	53.2%-60.2%	47.3%-53.5%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Expected dividend yield	—	—	—
Risk-free interest rate (per annum)	1.9%-2.4%	1.5%-2.5%	2.3%-2.4%
Expected forfeiture rate (post-vesting)	—	—	—

Schedule of option activities

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value		Weighted Average Grant Date Fair Value
		US$	(In years)	US$	RMB	US$	RMB

December 31, 2015	18,870,000	0.0520	8.73	12,039	77,986	0.3338	2.1625
Granted	14,778,000	0.2883	—	—	—	0.8621	5.9856
Exercised	(447,480)	0.0355	—	—	—	0.1962	1.3620
Expired	—	—	—	—	—	—	—
Forfeited or cancelled	(1,276,000)	0.1951	—	—	—	0.7131	4.9509

December 31, 2016	31,924,520	0.1559	8.54	28,119	195,230	0.5651	3.9238
Granted	5,435,000	0.5660	—	—	—	0.5555	3.6144
Exercised	(1,583,655)	0.0847	—	—	—	0.3465	2.2546
Expired	—	—	—	—	—	—	—
Forfeited or cancelled	(5,683,065)	0.2564	—	—	—	0.7429	4.8335

December 31, 2017	30,092,800	0.2147	7.76	18,616	121,121	0.5413	3.5221
Vested and expected to vest as of December 31, 2017	28,783,319	0.1980	7.76	18,288	126,973	0.5362	3.4885
Exercisable as of December 31, 2017	12,226,300	0.0694	6.96	9,340	64,850	0.3325	2.1631

Summary of the restricted share units activities

	Number of RSUs	Weighted Average Grant Date Fair Value
		US$	RMB
December 31,2016	517,500	1.39	9.67
Granted	4,820,000	1.10	7.18
Vested	(244,980)	1.32	8.61
Forfeited	(467,515)	1.28	8.34

December 31,2017	4,625,005	1.11	7.20